Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Consolidated statement of cash flows
Inflow from operating activities		€ 18,081	€ 17,215	€ 17,379
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired			(136)	(10,295)
Purchase of interests in associates and joint ventures		(445)	(13)	(1,424)
Purchase of intangible assets		(3,262)	(3,227)	(2,423)
Purchase of property, plant and equipment		(5,798)	(5,413)	(5,182)
Purchase of investments		(2,009)	(3,726)	(1,832)
Disposal of interests in subsidiaries, net of cash disposed			157	4,427
Disposal of interests in associates and joint ventures		446	420
Disposal of property, plant and equipment and intangible assets		33	43	61
Disposal of investments		3,282	1,704	7,792
Dividends received from associates and joint ventures		638	628	417
Interest received		247	301	371
Outflow from investing activities		(6,868)	(9,262)	(8,088)
Cash flows from financing activities
Proceeds from issue of long-term borrowings		2,548	4,359	9,933
Repayment of borrowings		(8,248)	(12,237)	(16,028)
Net movement in short-term borrowings		3,002	(2,791)	2,488
Net movement in derivatives		(293)	279	98
Interest paid	[1]	(1,804)	(2,152)	(2,284)
Payments for settlement of written put options	[2]		(1,482)
Purchase of treasury shares		(2,087)	(62)	(821)
Issue of ordinary share capital and reissue of treasury shares			5	7
Equity dividends paid		(2,474)	(2,427)	(2,296)
Dividends paid to non-controlling shareholders in subsidiaries		(539)	(391)	(348)
Other transactions with non-controlling shareholders in subsidiaries		189	1,663	(160)
Other movements with associates and joint ventures			40	59
Outflow from financing activities		(9,706)	(15,196)	(9,352)
Net cash inflow/(outflow)		1,507	(7,243)	(61)
Cash and cash equivalents at beginning of the financial year		5,790	13,288	13,605
Exchange gain/(loss) on cash and cash equivalents		74	(255)	(256)
Cash and cash equivalents at end of the financial year		€ 7,371	€ 5,790	€ 13,288

[1]	Amount for 2022 includes €58 million (2021: €9 million inflow; 2020: €273 million outflow) of cash inflow on derivative financial instruments for the share buyback related to maturing tranches of mandatory convertible bonds.
[2]	Amount for 2021 reflects the settlement of a tender offer made to other shareholders of Kabel Deutschland Holding A.G